Provision for contingencies and judicial deposits - Description of contingencies (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Estimated financial effect of labor contingent liabilities	R$ 1,256	R$ 982
Provision for contingencies
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	418	393
Provision for contingencies | Labor and social security contingencies
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	R$ 418	R$ 393